Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense

	For the years ended December 31,	As of June 30,
	2020	2021
	RMB	RMB Unaudited	US$
Sales and marketing expenses	14,856	2,851	442
General and administrative expenses	120,699	10,890	1,687
Research and development expenses	4,246	864	134
Total	139,801	14,605	2,262